UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS LEGG MASON GROWTH FUND

QS LEGG MASON MODERATE GROWTH FUND

QS LEGG MASON CONSERVATIVE GROWTH FUND

QS LEGG MASON DEFENSIVE GROWTH FUND

FORM N-Q

APRIL 30, 2015

QS LEGG MASON GROWTH FUND

Schedules of investments (unaudited)	April 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,839,775	$94,569,196
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares		4,713,171	74,185,318
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares		4,290,843	55,266,061
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares		369,616	85,436,826
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares		4,531,654	94,077,132
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares		7,200,233	78,122,527
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares		1,103,905	38,371,734
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares		1,785,664	52,730,660
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		5,434,555	92,822,197
The Royce Fund - Royce Value Fund, Institutional Class Shares		4,401,460	53,477,738
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares		1,634,321	19,203,276
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares		1,433,725	12,502,084
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares		1,642,557	17,213,995

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $516,198,330)			767,978,744

RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,857,714)	0.104%	1,857,714	1,857,714

TOTAL INVESTMENTS - 100.2% (Cost - $518,056,044#)			769,836,458
Liabilities in Excess of Other Assets - (0.2)%			(1,274,005)

TOTAL NET ASSETS - 100.0%			$768,562,453

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,814,232	$54,990,093
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares		2,184,413	34,382,661
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares		2,835,708	36,523,917
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares		212,783	49,184,712
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares		2,635,244	54,707,668
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares		3,698,824	40,132,243
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares		639,366	22,224,353
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares		820,877	24,240,503
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		3,160,168	53,975,667
The Royce Fund - Royce Value Fund, Institutional Class Shares		2,023,212	24,582,021
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares		4,678,819	54,976,122
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares		1,458,518	12,718,279
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares		4,231,824	44,349,518

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $360,808,928)			506,987,757

RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $853,491)	0.104%	853,491	853,491

TOTAL INVESTMENTS - 100.1% (Cost - $361,662,419#)			507,841,248
Liabilities in Excess of Other Assets - (0.1)%			(748,383)

TOTAL NET ASSETS - 100.0%			$507,092,865

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,281,211	$25,034,870
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares		1,000,636	15,750,003
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares		1,831,100	23,584,568
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares		92,255	21,324,775
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares		1,199,727	24,906,331
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares		1,452,064	15,754,889
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares		317,069	11,021,330
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares		418,742	12,365,459
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		1,438,808	24,574,836
The Royce Fund - Royce Value Fund, Institutional Class Shares		1,031,932	12,537,976
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares		7,174,520	84,300,605
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares		1,764,843	15,389,431
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares		3,834,141	40,181,793

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,566,399)			326,726,866

RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $456,347)	0.104%	456,347	456,347

TOTAL INVESTMENTS - 100.1% (Cost - $251,022,746#)			327,183,213
Liabilities in Excess of Other Assets - (0.1)%			(267,234)

TOTAL NET ASSETS - 100.0%			$326,915,979

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.6%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		357,041	$6,976,575
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares		517,678	8,148,258
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares		829,613	10,685,411
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares		22,485	5,197,309
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares		334,234	6,938,704
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares		130,784	4,546,040
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		400,959	6,848,371
The Royce Fund - Royce Value Fund, Institutional Class Shares		372,501	4,525,887
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares		5,162,290	60,656,911
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares		1,354,026	11,807,108
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares		2,059,689	21,585,545

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $119,747,848)			147,916,119

RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $643,815)	0.104%	643,815	643,815

TOTAL INVESTMENTS - 100.0% (Cost - $120,391,663#)			148,559,934
Liabilities in Excess of Other Assets - 0.0%			(40,025)

TOTAL NET ASSETS - 100.0%			$148,519,909

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Growth Fund (formerly QS Legg Mason Lifestyle Allocation 85%) (“Growth Fund”), QS Legg Mason Moderate Growth Fund (formerly QS Legg Mason Lifestyle Allocation 70%) (“Moderate Growth Fund”), QS Legg Mason Conservative Growth Fund (formerly QS Legg Mason Lifestyle Allocation 50%) (“Conservative Growth Fund”) and QS Legg Mason Defensive Growth Fund (formerly QS Legg Mason Lifestyle Allocation 30%) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying fund†	$767,978,744	—	—	$767,978,744
Short-term investments†	1,857,714	—	—	1,857,714

Total investments	$769,836,458	—	—	$769,836,458

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$506,987,757	—	—	$506,987,757
Short-term investments†	853,491	—	—	853,491

Total investments	$507,841,248	—	—	$507,841,248

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$326,726,866	—	—	$326,726,866
Short-term investments†	456,347	—	—	456,347

Total investments	$327,183,213	—	—	$327,183,213

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$147,916,119	—	—	$147,916,119
Short-term investments†	643,815	—	—	643,815

Total investments	$148,559,934	—	—	$148,559,934

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$253,324,118	$(1,543,704)	$251,780,414
Moderate Growth Fund	147,006,895	(828,066)	146,178,829
Conservative Growth Fund	76,677,392	(516,925)	76,160,467
Defensive Growth Fund	28,367,522	(199,251)	28,168,271

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2015. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2015.

Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$74,392,794	$16,393,000	849,706	$353,642	18,163	—	$94,569,196	$1,358
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	66,935,776	2,657,000	171,896	1,428,277	97,379	—	74,185,318	91,723
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	52,268,384	1,843,000	146,763	525,193	37,391	—	55,266,061	(50,193)

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	$69,233,760	$12,112,000	52,567	$328,778	1,399	—	$85,436,826	$1,222
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	75,250,679	15,071,000	731,048	359,746	17,287	—	94,077,132	254
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	68,660,214	4,283,000	400,289	632,379	59,218	—	78,122,527	7,621
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	37,549,989	—	—	1,365,325	51,835	—	38,371,734	441,675
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	51,055,047	—	—	462,133	21,594	—	52,730,660	188,867
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	75,741,095	14,268,000	830,992	354,542	20,435	—	92,822,197	458
The Royce Fund - Royce Value Fund, Institutional Class Shares	50,727,934	5,000	404	1,882,909	148,534	—	53,477,738	(56,909)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	45,106,525	269,135	22,829	25,749,039	2,194,966	$254,134	19,203,276	198,961
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	34,410,728	444,224	51,293	23,947,034	2,685,030	444,224	12,502,084	(773,034)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	39,205,759	218,791	20,915	22,438,491	2,155,406	218,791	17,213,995	82,509

	$740,538,684	$67,564,150		$79,827,488		$917,149	$767,978,744	$134,512

Moderate Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$43,356,563	$9,338,000	484,095	$114,588	5,885	—	$54,990,093	$412
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	30,652,471	2,148,000	138,980	1,176,955	78,785	—	34,382,661	33,045
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,588,309	1,069,000	85,147	231,391	16,504	—	36,523,917	(21,391)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	39,947,877	7,440,000	32,300	184,581	3,261	—	49,184,712	580,419

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	$43,855,394	$8,753,000	424,647	$252,101	14,436	—	$54,707,668	$47,899
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	35,121,849	2,962,000	276,882	941,341	86,734	—	40,132,243	(21,341)
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	21,767,954	—	—	681,951	30,623	—	22,224,353	383,049
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	23,493,913	—	—	177,419	10,766	—	24,240,503	146,581
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	44,143,677	8,491,000	494,604	358,258	29,410	—	53,975,667	151,742
The Royce Fund - Royce Value Fund, Institutional Class Shares	23,343,565	—	—	863,431	70,381	—	24,582,021	569
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	72,652,769	466,545	39,599	17,502,996	1,491,815	$466,545	54,976,122	137,004
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	23,953,391	329,334	38,015	12,561,035	1,410,867	329,334	12,718,279	(382,035)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	56,856,034	368,374	35,206	13,343,912	1,280,842	368,374	44,349,518	40,088

	$493,733,766	$41,365,253		$48,389,959		$1,164,253	$506,987,757	$1,096,041

Conservative Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$19,087,950	$5,005,000	259,414	$129,454	6,649	—	$25,034,870	$546
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	13,669,807	1,380,000	89,251	549,536	35,934	—	15,750,003	464
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	22,266,707	743,000	59,162	133,408	9,399	—	23,584,568	(13,408)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	16,750,696	3,938,000	17,089	257,068	1,881	—	21,324,775	182,932
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	19,307,407	4,762,000	230,980	186,644	10,827	—	24,906,331	38,356
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	13,428,392	1,587,000	148,279	426,152	37,713	—	15,754,889	(26,152)
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	10,762,178	5,000	141	441,904	14,318	—	11,021,330	55,096

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	$11,947,862	$5,000	165	$69,289	4,356	—	$12,365,459	$61,711
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,430,759	4,664,000	271,620	232,917	19,061	—	24,574,836	97,084
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,872,736	—	—	450,371	32,887	—	12,537,976	(46,371)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	95,791,965	658,168	55,864	11,324,924	965,054	$648,168	84,300,605	88,076
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	21,878,488	318,531	36,757	7,742,431	858,024	318,531	15,389,431	(334,431)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	44,297,142	312,093	29,825	4,857,905	463,231	302,093	40,181,793	(16,905)

	$320,492,089	$23,377,792		$26,802,003		$1,268,792	$326,726,866	$86,998

Defensive Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$5,012,147	$1,900,000	98,522	$222,200	11,532	—	$6,976,575	$2,800
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	6,800,670	1,139,000	73,685	402,103	27,294	—	8,148,258	12,897
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,071,845	328,000	26,230	32,807	2,365	—	10,685,411	(2,807)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	3,849,300	1,345,000	5,849	179,169	1,069	—	5,197,309	70,830
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,068,076	1,845,000	89,594	226,383	12,492	—	6,938,704	33,617
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	4,430,880	95,000	2,836	201,312	8,429	—	4,546,040	89,688
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,101,456	1,807,000	105,370	218,442	15,855	—	6,848,371	56,558
The Royce Fund - Royce Value Fund, Institutional Class Shares	4,275,969	230,000	19,773	356,101	30,767	—	4,525,887	15,899
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	65,447,633	515,676	43,804	4,748,385	404,521	$450,675	60,656,911	36,615
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	13,650,629	207,441	23,931	2,504,933	283,455	207,441	11,807,108	(58,933)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	22,599,430	201,927	19,311	1,431,645	136,831	156,927	21,585,545	(1,644)

	$146,308,035	$9,614,044		$10,523,480		$815,043	$147,916,119	$255,520

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: June 23, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: June 23, 2015